Consolidated Condensed Statement of Changes in Stockholder's Equity - USD ($)	Total	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at May. 18, 2020
Balance, shares at May. 18, 2020
Issuance of Class B common stock to initial stockholders	25,000		$ 1,208	23,792
Issuance of Class B common stock to initial stockholders, shares			12,075,000
Sale of units in initial public offering, gross	483,000,000	$ 4,830		482,995,170
Sale of units in initial public offering, gross, shares		48,300,000
Offering costs	(27,134,434)			(27,134,434)
Excess cash received over the fair value of the private warrants	3,031,600			3,031,600
Common stock subject to possible redemption	(449,111,840)	$ (4,491)		(449,107,349)
Common stock subject to possible redemption, shares		(44,911,184)
Net loss	(4,810,316)				(4,810,316)
Balance at Dec. 31, 2020	5,000,010	$ 339	$ 1,208	9,808,779	(4,810,316)
Balance, shares at Dec. 31, 2020		3,388,816	12,075,000
Common stock subject to possible redemption	5,617,140	$ 56		5,617,084
Common stock subject to possible redemption, shares		561,714
Net loss	(5,617,146)				(5,617,146)
Balance at Mar. 31, 2021	$ 5,000,004	$ 395	$ 1,208	$ 15,425,863	$ (10,427,462)
Balance, shares at Mar. 31, 2021		3,950,530	12,075,000